UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-852

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Paramount Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2010

ITEM 1. Schedule of Investments.

FPA Paramount Fund, Inc.

Portfolio of Investments

December 31, 2010 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

PRODUCER DURABLE GOODS — 22.0%
Actuant Corporation (Class A)	210,400	$5,600,848
Franklin Electric Co., Inc.	138,900	5,405,988
Graco Inc.	183,900	7,254,855
HNI Corporation	329,800	10,289,760
IDEX Corporation	166,950	6,531,084
WABCO Holdings Inc.*	245,200	14,940,036
Zebra Technologies Corporation (Class A)*	239,200	9,087,208
		$59,109,779
BUSINESS SERVICES & SUPPLIES — 16.3%
Brady Corporation (Class A)	224,400	$7,317,684
CLARCOR, Inc.	153,000	6,562,170
Copart, Inc.*	219,700	8,205,795
Landauer, Inc.	3,800	227,886
Manpower Inc.	134,000	8,409,840
ScanSource, Inc.*	408,400	13,027,960
		$43,751,335
RETAILING — 15.9%
CarMax, Inc.*	474,200	$15,117,496
O’Reilly Automotive, Inc.*	220,200	13,304,484
Signet Jewelers Limited*	331,900	14,404,460
		$42,826,440
HEALTH CARE — 14.9%
Bio-Rad Laboratories, Inc. (Class A)*	80,800	$8,391,080
Life Technologies Corporation*	264,900	14,701,950
Lincare Holdings, Inc. (Class A)	365,600	9,809,048
Varian Medical Systems, Inc.*	24,800	1,718,144
VCA Antech, Inc.*	231,300	5,386,977
		$40,007,199
ENERGY — 8.0%
FMC Technologies, Inc.*	109,800	$9,762,318
Helix Energy Solutions Group, Inc.*	185,000	2,245,900
Noble Corporation	267,300	9,561,321
		$21,569,539
TRANSPORTATION — 6.1%
Heartland Express, Inc.	500,700	$8,021,214
Knight Transportation, Inc.	437,300	8,308,700
		$16,329,914
TECHNOLOGY — 4.7%
Maxim Integrated Products, Inc.	204,900	$4,839,738
Microchip Technology Incorporated	231,400	7,916,194
		$12,755,932
ENTERTAINMENT — 1.0%
Carnival Corporation*	58,200	$2,683,602

OTHER COMMON STOCKS — 0.2%		$561,903
TOTAL COMMON STOCKS — 89.1% (Cost $216,010,000)		$239,595,643

SHORT-TERM INVESTMENTS
General Electric Capital Corporation— 0.15% 1/03/11	$8,737,000	$8,736,927
Chevron Funding Corporation — 0.16% 1/05/11	8,000,000	7,999,858
Toyota Motor Credit Corporation — 0.26% 1/21/11	6,000,000	5,999,133
Toyota Motor Credit Corporation — 0.13% 1/28/11	7,000,000	6,999,318
TOTAL SHORT-TERM INVESTMENTS — 11.1% (Cost $29,735,236)		$29,735,236

TOTAL INVESTMENTS — 100.2% (Cost $245,745,236) — Note 2		$269,330,879
Other assets and liabilities, net — (0.2)%		(424,556)
TOTAL NET ASSETS — 100.0%		$268,906,323

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith by, or under the direction of, the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund adopted classifies its assets based on three valuation methodologies. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of December 31, 2010:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks	$239,595,643	—	—	$239,595,643
Short-Term Investments	—	$29,735,236	—	29,735,236
Total Investments	$239,595,643	$29,735,236	—	$269,330,879

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $216,064,812 for Federal income tax purposes. Net unrealized depreciation for Federal income tax consists of:

Gross unrealized appreciation:	$39,976,024
Gross unrealized depreciation:	(16,445,193)
Net unrealized depreciation:	$23,530,831

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA PARAMOUNT FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date: February 25, 2011

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date: February 25, 2011